Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Capitalized internal-use software development costs	$ 1,016,871	$ 987,476
Less: accumulated amortization	(888,776)	(783,443)
Intangible assets, net	$ 128,095	$ 204,033